Annual Total Returns - BlackRock Total Factor Fund (Investor A Shares, Investor C Shares and Institutional Shares) [BarChart] - Investor A, C and Institutional - BlackRock Total Factor Fund - Investor A Shares
Nov. 27, 2020
Bar Chart Table:
Annual Return 2013	(2.07%)
Annual Return 2014	8.92%
Annual Return 2015	(4.54%)
Annual Return 2016	8.41%
Annual Return 2017	9.97%
Annual Return 2018	(2.58%)
Annual Return 2019	7.53%